Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years